Unaudited Condensed Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Jun. 30, 2017	Dec. 31, 2016
Current assets:
Restricted cash, including consolidated variable interest entities of $80,406 and $66,893 in 2017 and 2016, respectively	$ 167,999	$ 114,950
Noncurrent Assets:
Renewable energy facilities, net	4,893,596	4,993,251
Intangible assets, net	1,109,707	1,142,112
Current liabilities:
Current portion of long-term debt and financing lease obligations	1,747,956	2,212,968
Accounts payable, accrued expenses and other current liabilities	154,944	125,596
Noncurrent liabilities:
Long-term debt and financing lease obligations, less current portion	2,099,941	1,737,946
Asset retirement obligations	$ 148,401	$ 148,575
Stockholders' equity:
Preferred stock, par value (in dollars per share)	$ 0.01	$ 0.01
Preferred stock, shares authorized (in shares)	50,000,000	50,000,000
Preferred stock, shares issued (in shares)	0	0
Common stock, shares outstanding (in shares)	140,470,784
Treasury stock (in shares)	276,131	253,687
Consolidated Variable Interest Entities
Current assets:
Restricted cash, including consolidated variable interest entities of $80,406 and $66,893 in 2017 and 2016, respectively	$ 80,406	$ 66,893
Noncurrent Assets:
Renewable energy facilities, net	3,344,524	3,434,549
Intangible assets, net	849,234	875,095
Current liabilities:
Current portion of long-term debt and financing lease obligations	579,187	594,442
Accounts payable, accrued expenses and other current liabilities	51,625	37,760
Noncurrent liabilities:
Long-term debt and financing lease obligations, less current portion	369,050	375,726
Asset retirement obligations	$ 94,347	$ 92,213
Class A common stock
Stockholders' equity:
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01
Common stock, shares authorized (in shares)	850,000,000	850,000,000
Common stock, shares issued (in shares)	92,544,605	92,476,776
Common stock, shares outstanding (in shares)	92,268,474	92,223,089
Class B common stock
Stockholders' equity:
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01
Common stock, shares authorized (in shares)	140,000,000	140,000,000
Common stock, shares issued (in shares)	48,202,310	48,202,310
Common stock, shares outstanding (in shares)	48,202,310	48,202,310
Class B1 common stock
Stockholders' equity:
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01
Common stock, shares authorized (in shares)	260,000,000	260,000,000
Common stock, shares issued (in shares)	0	0